CONSOLIDATED COMPREHENSIVE INCOME STATEMENTS $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares		Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Revenue
Total revenue	¥ 20,206,157,000	$ 3,170,787	[1]	¥ 16,349,366,000	¥ 21,178,351,000
Operating expenses
Employee benefits	(8,689,463,000)			(7,684,435,000)	(8,078,943,000)
Materials and supplies	(1,497,587,000)			(1,296,779,000)
Depreciation of right-of-use assets	(68,410,000)			(65,511,000)	(65,324,000)
Depreciation of fixed assets	(1,786,110,000)			(1,662,179,000)	(1,637,298,000)
Total operating expenses	(21,574,642,000)	(3,385,532)	[1]	(18,186,790,000)	(20,076,414,000)
Derecognition of land use right	0	0	[1]	1,188,645,000	0
Reversal of impairment losses on financial assets, net	40,613,000	6,373	[1]	358,000	0
Other (losses)/gains – net	134,718,000	21,140	[1]	(3,841,000)	(29,096,000)
Operating profit/(loss)	(1,193,154,000)	(187,232)	[1]	(652,262,000)	1,072,841,000
Finance costs – net	(74,576,000)	(11,702)	[1]	(60,645,000)	(56,710,000)
Share of results of associates, net of tax	18,144,000	2,847	[1]	22,162,000	(7,039,000)
Profit/(loss) before income tax	(1,249,586,000)	(196,087)	[1]	(690,745,000)	1,009,092,000
Income tax (expense)/credit	275,623,000	43,251	[1]	132,645,000	(261,128,000)
Profit/(loss) for the year	(973,963,000)	(152,836)	[1]	(558,100,000)	747,964,000
Other comprehensive income	0	0	[1]	0	0
Total comprehensive income for the year, net of tax	(973,963,000)	(152,836)	[1]	(558,100,000)	747,964,000
Profit/(Loss) attributable to:
Equity holders of the Company	(973,119,000)	(152,704)	[1]	(557,876,000)	748,439,000
Non-controlling interests	(844,000)	(132)	[1]	(224,000)	(475,000)
Profit/(loss) for the year	(973,963,000)	(152,836)	[1]	(558,100,000)	747,964,000
Total comprehensive income attributable to:
Equity holders of the Company	(973,119,000)	(152,704)	[1]	(557,876,000)	748,439,000
Non-controlling interests	(844,000)	(132)	[1]	(224,000)	(475,000)
Total comprehensive income for the year, net of tax	¥ (973,963,000)	$ (152,836)	[1]	¥ (558,100,000)	¥ 747,964,000
Earnings/(Loss) per share for profit attributable to the equity holders of the Company during the year
Basic loss per share | (per share)	¥ (0.14)	$ (0.02)	[1]	¥ (0.08)	¥ 0.11
Diluted loss per share | (per share)	(0.14)	(0.02)	[1]	(0.08)	0.11
Earnings/(Loss) per equivalent ADS
Basic loss per share | (per share)	(6.87)	(1.08)	[1]	(3.94)	5.28
Diluted loss per share | (per share)	¥ (6.87)	$ (1.08)	[1]	¥ (3.94)	¥ 5.28
Closing foreign exchange rate	6.3726	6.3726
Railroad business [member]
Revenue
Passenger	¥ 6,169,109,000	$ 968,068	[1]	¥ 4,114,522,000	¥ 8,009,590,000
Freight	2,035,437,000	319,404	[1]	1,698,576,000	2,112,596,000
Railway network usage and other transportation related services	10,814,585,000	1,697,045	[1]	9,572,330,000	9,903,382,000
Total revenue	19,019,131,000	2,984,517	[1]	15,385,428,000	20,025,568,000
Operating expenses
Business tax and surcharge	(43,289,000)	(6,793)	[1]	(29,443,000)	(55,127,000)
Employee benefits	(8,147,798,000)	(1,278,567)	[1]	(7,185,147,000)	(7,507,439,000)
Equipment leases and services	(6,749,319,000)	(1,059,115)	[1]	(4,971,366,000)	(5,715,665,000)
Materials and supplies	(1,190,697,000)	(186,846)	[1]	(1,064,667,000)	(1,416,128,000)
Repair and facilities maintenance costs, excluding materials and supplies	(1,189,762,000)	(186,700)	[1]	(1,147,603,000)	(1,073,731,000)
Depreciation of right-of-use assets	(57,078,000)	(8,957)	[1]	(54,179,000)	(53,992,000)
Depreciation of fixed assets	(1,755,502,000)	(275,477)	[1]	(1,631,331,000)	(1,612,683,000)
Cargo logistics and outsourcing service charges	(595,048,000)	(93,376)	[1]	(462,708,000)	(220,113,000)
Utility and office expenses	(89,491,000)	(14,043)	[1]	(88,731,000)	(137,117,000)
Others	(657,303,000)	(103,145)	[1]	(607,130,000)	(1,150,190,000)
Total operating expenses	(20,475,287,000)	(3,213,019)	[1]	(17,242,305,000)	(18,942,185,000)
Other businesses [member]
Revenue
Total revenue	1,187,026,000	186,270	[1]	963,938,000	1,152,783,000
Operating expenses
Employee benefits	(541,665,000)	(84,999)	[1]	(499,288,000)	(571,504,000)
Materials and supplies	(306,890,000)	(48,158)	[1]	(232,112,000)	(320,748,000)
Depreciation of right-of-use assets	(11,332,000)	(1,778)	[1]	(11,332,000)	(11,332,000)
Depreciation of fixed assets	(30,608,000)	(4,803)	[1]	(30,848,000)	(24,615,000)
Utility and office expenses	(37,762,000)	(5,926)	[1]	(42,933,000)	(82,550,000)
Others	(171,098,000)	(26,849)	[1]	(127,972,000)	(123,480,000)
Total operating expenses	¥ (1,099,355,000)	$ (172,513)	[1]	¥ (944,485,000)	¥ (1,134,229,000)

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.